Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Employee Benefit Plan [Abstract]
Summary of Employee Benefits
	As at March 31
Particulars	2021	2022
Net defined benefit liability	5,849	7,258
Other long term employee benefit (liability for compensated absences)	1,630	1,828
Total employee benefit liabilities	7,479	9,086

	As at March 31
Particulars	2021	2022
Present value of unfunded obligation	5,849	7,258
Total	5,849	7,258

Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components

The following table shows a reconciliation from the opening balances to the closing balances for the net defined liability and its components.

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	As at March 31		As at March 31		As at March 31
	2021	2022	2021	2022	2021	2022
Balance as at April 1	5,669	6,490	(835)	(641)	4,834	5,849
Included in profit or loss
Current service cost	949	1,083	—	—	949	1,083
Interest cost (income)	283	329	(38)	(23)	245	306
	1,232	1,412	(38)	(23)	1,194	1,389
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-financial assumptions	(158)	(155)	—	—	(158)	(155)
-experience adjustment	493	616	—	—	493	616
-Return on plan assets excluding interest income	—	—	(136)	(35)	(136)	(35)
	335	461	(136)	(35)	199	426

Effects of movement in foreign exchange rates	125	(231)	(15)	14	110	(217)
Other
Contribution by employer	—	—	(2)	(2)	(2)	(2)
Liquidation of plan assets*	—	—	—	229	—	229
Benefits paid	(871)	(675)	385	259	(486)	(416)
Balance as at March 31	6,490	7,457	(641)	(199)	5,849	7,258

* Note: On March 17, 2022, the Company has surrendered its plan assets held in Ibibo. The surrender value as at the date of the event has been returned to the Company.

	As at March 31
Particulars	2021	2022
Present value of defined benefit obligation	6,490	7,457
Less: fair value of plan assets	(641)	(199)
Net defined benefit liability	5,849	7,258

	As at March 31
Net defined benefit liability represented by:	2021	2022
MMT India	3,996	4,650
Ibibo	1,463	2,137
Bitla	200	250
Q2T	170	191
TripMoney	20	30

Summary of Actuarial Assumptions

Principal actuarial assumptions are given below:

As at March 31
Particulars	2021	2022
Discount rate (per annum)	5.40% - 6.20%	5.80%-6.70%
Future salary growth (per annum)	5.00% - 11.00%	5.00%-11.00%
Withdrawal rate	10.00% - 25.00%	10.00%-25.00%
Retirement age (years)	58 - 65	58-60

Summary of Sensitivity Analysis for Actuarial Assumptions

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

Particulars	For the year ended March 31, 2021		For the year ended March 31, 2022
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(257)	280	(287)	312
Future salary growth (1% movement)	275	(260)	307	(291)
Withdrawal rates (10% movement)	(632)	1,185	(611)	1,120

Disclosure of Plan Assets	Plan assets comprise the following:
	As at March 31
Particulars	2021	2022
Funds managed by the insurer	100%	100%

Summary of Expected Benefit Payments	G. Expected benefit payments for the year ending:
Amount
March 31, 2023	1,501
March 31, 2024	1,589
March 31, 2025	1,522
March 31, 2026	1,496
March 31, 2027	1,595
Thereafter	5,985